TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
In respect of:
Net operating loss carry forward	$ 19,670	$ 16,342
Research and development expenses	5,094	4,099
Other	1,402	1,541
Less - valuation allowance	(26,166)	(21,982)	$ (13,999)	$ (10,888)
Net deferred tax assets